PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7– PROPERTY, PLANT AND EQUIPMENT

The following table summarizes the components of the Group’s property and equipment as of the dates presented:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Buildings	¥99,860	¥83,979
Leasehold improvements	321,141	316,675
Vehicles	1,691	1,691
Tools, Furniture, and Fixtures	236,740	222,813
Land	70,894	70,894
Right-of-use assets- Finance lease	64,879	46,519
	795,205	742,571
Accumulated depreciation	(331,037)	(286,775)
Accumulated depreciation- Finance lease	(33,139)	(28,931)
Total	¥431,029	¥426,865

Depreciation expense for the six months ended September 30, 2024 and 2023, was ¥47,074 thousand and ¥40,255 thousand, respectively, of which ¥27,189 thousand and ¥12,369 thousand are recorded under selling, general and administrative expenses, respectively.

NOTE 7– PROPERTY, PLANT AND EQUIPMENT

The following table summarizes the components of the Group’s property and equipment as of the dates presented:

	Thousands of Yen
	March 31, 2024	March 31, 2023
Buildings	¥83,979	¥127,533
Leasehold improvements	316,675	284,435
Vehicles	1,691	1,387
Tools, Furniture, and Fixtures	222,813	221,390
Land	70,894	118,553
Right-of-use assets- Finance lease	46,519	41,366
	742,571	794,664
Accumulated depreciation	(286,775)	(235,729)
Accumulated depreciation- Finance lease	(28,931)	(21,438)
Total	¥426,865	¥537,497

Depreciation expense for the years ended March 31, 2024 and 2023 was ¥80,581 thousand and ¥76,612 thousand, respectively, of which ¥32,478 thousand and ¥23,003 thousand are recorded under selling, general and administrative expenses, respectively.